BALANCE SHEET	Dec. 31, 2021 USD ($)
Current Assets
Total current assets	$ 118,257,000
Total Assets	175,641,000
Current Liabilities
Accrued offering expenses	65,538,000
Total current liabilities	181,630,000
Total Liabilities	236,945,000
Total Stockholders’ Deficit	(61,304,000)
Total Liabilities, Class A Ordinary Shares subject to Possible Redemption and Stockholders’ Deficit	175,641,000
Founder Spac [Member]
Current Assets
Cash	761,605
Prepaid insurance	511,509
Total current assets	1,273,114
Long-term prepaid insurance	401,507
Investments held in Trust Account	321,015,932
Total Assets	322,690,553
Current Liabilities
Accrued offering expenses	96,000
Due to Sponsor	102,667
Total current liabilities	198,667
Deferred underwriting fee payable	11,068,750
Total Liabilities	11,267,417
Class A ordinary shares; 31,625,000 shares subject to possible redemption at $10.15 per share	320,993,750
Preferred Stock - $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(9,571,405)
Total Stockholders’ Deficit	(9,570,614)
Total Liabilities, Class A Ordinary Shares subject to Possible Redemption and Stockholders’ Deficit	322,690,553
Founder Spac [Member] | Common Class A [Member]
Current Liabilities
Common Stock, Value, Issued
Founder Spac [Member] | Common Class B [Member]
Current Liabilities
Common Stock, Value, Issued	$ 791